Summarized Financial Information of Citizens Holding Company	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Summarized Financial Information of Citizens Holding Company
Note 14. Summarized Financial Information of Citizens Holding Company
(in thousands)
Summarized financial information of Citizens Holding Company, excluding the Bank, at December 31, 2021 and December 31, 2020, and for the years ended December 31, 2021, 2020 and 2019, is as follows:
Balance Sheets
December 31, 2021 and 2020

	2021	2020
Assets
Cash (1)	$427	$2,197
Investment in bank subsidiary (1)	123,140	117,078
Other assets (1)	333	273

Total assets	$123,900	$119,548

Liabilities
Secured line of Credit	$18,000	$—
Shareholders’ equity	105,900	119,548

Total liabilities and shareholders’ equity	$123,900	$119,548

(1)	Fully or partially eliminates in consolidation.

Income Statements
Years Ended December 31, 2021, 2020 and 2019

	2021	2020	2019
Interest income (1)	$1	$2	$2

Other income
Dividends from bank subsidiary (1)	4,104	6,099	11,242
Equity in undistributed earnings gain(loss) of bank subsidiary (1)	3,995	1,260	(4,965)

Total other income	8,099	7,359	6,277

Other expense	820	526	462

Income before income taxes	7,280	6,835	5,817
Income tax benefit	(214)	(96)	(85)

Net income	$7,494	$6,931	$5,902

(1)	Eliminates in consolidation.

Statements of Cash Flows
Years Ended December 31, 2021, 2020 and 2019

	2021	2020	2019
Cash flows from operating activities
Net income	$7,494	$6,931	$5,902
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed (earnings) loss of the Bank	(3,995)	(1,260)	4,965
Stock compensation expense	161	167	163
(Increase) decrease in other assets	(60)	(100)	97

Net cash provided by operating activities	3,600	5,738	11,127

Cash flows from investing activities
Net cash paid in acquisition activities	$—	$—	$(6,113)
Increase in ownership in subsidiary	(18,000)	—	—

Net cash used in investing activities	(18,000)	—	(6,113)

Cash flows from financing activities
Dividends paid to shareholders	$(5,370)	$(5,363)	$(4,874)
Proceeds from borrowings on secured line of credit	18,000	—	—
Proceeds from stock options	—	86	—

Net cash provided by (used in) financing activities	12,630	(5,277)	(4,874)

Net (decrease) increase in cash	(1,770)	461	140

Cash, beginning of year	2,197	1,736	1,596

Cash, end of year	$427	$2,197	$1,736

The Bank is required to obtain approval from state regulators before paying dividends.